As filed with the Securities and Exchange Commission on April 1, 2021

Securities Act Registration No. 333-183489

Investment Company Act Reg. No. 811-22739

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 63 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 69 ☒

(Check appropriate box or boxes.)

__________________

INDEXIQ ACTIVE ETF TRUST

(Exact Name of Registrant as Specified in Charter)

_____________________

51 Madison Avenue

New York, NY 10010

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 474-7725

Matthew V. Curtin, Esq.

IndexIQ Advisors LLC

51 Madison Avenue

New York, NY 10010

______________________

It is proposed that this filing will become effective:

__ immediately upon filing pursuant to paragraph (b)

☒ on April 30, 2021, pursuant to paragraph (b)(1) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐on [      ], pursuant to paragraph (a)(1) of Rule 485

☐75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐ on [       ], pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒   This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

Explanatory Note

This Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A is being filed solely for the purpose of delaying until April 30, 2021, the effectiveness of the registration statement for IQ m+ Preservation ETF (the “Fund”) filed in Post-Effective Amendment No. 26 on April 15, 2020, the effectiveness of which was delayed pursuant to Post-Effective Amendment No. 28, filed on June 26, 2020, Post-Effective Amendment No. 30, filed on July 23, 2020, Post-Effective Amendment No. 34, filed on August 20, 2020, Post-Effective Amendment No. 37, filed on September 17, 2020, Post-Effective Amendment No. 40, filed on October 15, 2020, Post-Effective Amendment No. 43, filed on November 13, 2020, Post-Effective Amendment No. 46, filed on December 10, 2020, Post-Effective Amendment No. 52, filed on January 7, 2021, Post-Effective Amendment No. 54, filed on February 4, 2021, and Post-Effective Amendment No. 59, filed on March 4, 2021.

This Post-Effective Amendment No. 63 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 26. This Post-Effective Amendment does not affect the currently effective prospectuses and statements of additional information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 63 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on this 1st day of April, 2021.

INDEXIQ ACTIVE ETF TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
Reena Aggarwal*	Trustee	April 1, 2021
Reena Aggarwal

Michael A. Pignataro*	Trustee	April 1, 2021
Michael A. Pignataro

Paul D. Schaeffer*	Trustee	April 1, 2021
Paul D. Schaeffer

/s/ Kirk C. Lehneis	Trustee, President and Principal	April 1, 2021
Kirk C. Lehneis	Executive Officer

/s/ Adefolahan Oyefeso	Treasurer, Principal Financial	April 1, 2021
Adefolahan Oyefeso	Officer, and Principal Accounting
Officer

/s/ Matthew V. Curtin
Matthew V. Curtin, Attorney-in-fact*

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED